Business Acquisitions - Narrative (Details)												3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 19, 2015 USD ($)	Jul. 14, 2014 USD ($) shares	Jan. 31, 2014 USD ($)	Sep. 23, 2013 USD ($) shares	Apr. 12, 2013 USD ($)	Apr. 01, 2013 USD ($)	Mar. 31, 2013 USD ($)	Mar. 29, 2013 USD ($) subsidiary	Feb. 15, 2013 USD ($) loan	Dec. 31, 2012 USD ($)	Dec. 27, 2012 USD ($) loan $ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Jan. 30, 2014	Mar. 30, 2013	Sep. 01, 2011 USD ($)
Business Acquisition [Line Items]
Period from acquisition date that initial allocation of purchase price is subject to change																1 year
Aggregate purchase price																$ 0	$ 2,343,929,000	$ 764,824,000
Purchase price settled in cash																0	$ 2,289,709,000	603,724,000
Preferred stock, shares outstanding (in shares) | shares																	62,000
Common stock converted (in shares) | shares				3,145,640
Fees for professional services related to acquisition												$ 62,428,000	$ 160,704,000	$ 191,728,000	$ 212,745,000	326,667,000	$ 123,886,000	29,213,000
Goodwill																$ 0	420,201,000
ResCap [Member]
Business Acquisition [Line Items]
Intangible assets acquired in connection with purchase of trade or business, amortization period																15 years
Business acquisition date									Feb. 15, 2013
Capital deployed to finance acquisition									$ 840,000,000
Additional borrowing									$ 1,200,000,000
Number of new servicing advance facilities | loan									2
Number of existing facility | loan									1
Fees for professional services related to acquisition																	3,200,000
Total consideration for acquisition									$ 2,343,929,000
Cash									0
Goodwill									211,419,000
Homeward Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition date											Dec. 27, 2012
Unpaid principal balance assets acquired											$ 77,000,000,000
Residential mortgage loans | loan											421,000
Aggregate purchase price											$ 765,700,000
Purchase price settled in cash											603,700,000
Purchase price, settled with preferred shares											162,000,000
Common stock converted (in shares) | shares		1,950,296		3,145,640
Payments for repurchase of equity		$ 72,300,000		$ 157,900,000
Losses expected to be indemnified through retained liabilities claims, receivables																$ 28,800,000	$ 13,600,000
Fees for professional services related to acquisition										$ 1,000,000
Total consideration for acquisition											764,824,000
Cash											79,511,000
Reverse mortgage acquired										$ 558,700,000								$ 558,700,000
Goodwill											$ 345,936,000
Correspondent One [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired							100.00%													49.00%
Acquired net assets							$ 26,300,000
Cash							23,000,000
Residential mortgage loans							1,100,000
Recognized loss							400,000
Liberty Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition date						Apr. 01, 2013
Unpaid principal balance assets acquired						$ 55,200,000
Purchase price settled in cash						22,000,000
Acquired net assets						31,100,000
Cash						4,600,000
Residential mortgage loans						11,200,000
Repayment of existing outstanding debt						9,100,000
Reverse mortgage acquired						60,000,000
Loans held for investment						10,300,000
Amounts due under warehouse facilities						46,300,000
HMBS related borrowings						10,200,000
Goodwill						$ 3,000,000
Ocwen Structured Investments, LLC (OSI) [Member]
Business Acquisition [Line Items]
Purchase price settled in cash			$ 11,000,000
Percentage of voting interests acquired			87.35%																26.00%
Acquired net assets			$ 20,000,000
Cash			$ 3,200,000
Percent of assets acquired and liabilities assumed at fair value recognized			100.00%
Equity interest acquired			12.65%
Mortgage servicing rights			$ 9,000,000
Mortgage-backed securities			$ 7,700,000
Mortgage Servicing Rights [Member] | ResCap [Member]
Business Acquisition [Line Items]
Unpaid principal balance assets acquired									44,900,000,000
Purchase price settled in cash																174,600,000
Mortgage Servicing Rights [Member] | Conventional Government Insured And Non Agency Residential Forward Mortgage Loans [Member] | ResCap [Member]
Business Acquisition [Line Items]
Unpaid principal balance assets acquired									111,200,000,000
Subservice Mortgage Servicing Rights [Member] | ResCap [Member]
Business Acquisition [Line Items]
Unpaid principal balance assets acquired									27,000,000,000
Senior Secured Term Loan [Member] | ResCap [Member]
Business Acquisition [Line Items]
Face amount									$ 1,300,000,000
Altisource [Member]
Business Acquisition [Line Items]
Proceeds from sale of businesses					$ 128,800,000
Derecognition of goodwill in connection with the sale of a business					$ 128,800,000			$ 81,600,000
Number of subsidiaries sold | subsidiary								2
Receivables and other assets								$ 9,400,000
Liabilities assumed								4,000,000
Altisource [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Face amount																					$ 75,000,000
Altisource [Member] | Correspondent One [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired																				49.00%
Total consideration for acquisition							12,600,000
Homeward Residential Holdings, Inc. [Member] | Altisource [Member]
Business Acquisition [Line Items]
Proceeds from sale of businesses								87,000,000
Proceeds from sale business, net								$ 82,000,000
Series A Preferred Stock [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Preferred stock, dividend rate											3.75%
Conversion price (in dollars per share) | $ / shares											$ 31.79
Preferred stock, shares outstanding (in shares) | shares		62,000		100,000
Barclays Bank PLC [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Face amount																					$ 100,000,000
Maximum [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Losses expected to be indemnified through retained liabilities claims, receivables																75,000,000.0
Subsequent Event [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Settlement of indemnification claims	$ 38,100,000
National Mortgage Settlement [Member] | Homeward Acquisition [Member]
Business Acquisition [Line Items]
Losses expected to be indemnified through retained liabilities claims, receivables																$ 30,000,000
Unrelated Party [Member] | Correspondent One [Member]
Business Acquisition [Line Items]
Total consideration for acquisition							$ 900,000